FaceBank AG and Nexway - Assets Held For Sale (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 16, 2019
Business acquisition, voting rights interest percentage		37.60%
Panda Interests Finance Agreement [Member]
Fair value of the profits interest	$ 1,800		$ 2,100	$ 2,000
Nexway AG [Member]
Equity method investment, ownership percentage					62.30%
Business acquisition, voting rights interest percentage		20.00%	31.20%
Fair value of shares owned		$ 2,374	$ 4,988
Loss on deconsolidation of Nexway		$ 11,919